Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of financial assets
Financial assets

($ millions)	2024	2023
Long-term note receivable and other financial assets measured at amortized cost	175	161
Long-term financial investments measured at FVOCI(1)	282	147
Long-term financial investments measured at FVPL	1	1
Long-term receivables from customers	121	126
Non-current minimum lease payments from finance lease agreements	28	38
Long-term loans, advances and security deposits	45	44
Total financial assets	652	517
(1) Includes $11 million of Long-term convertible notes due from associated companies as of December 31, 2024 and 2023. Refer to Note 24 for additional information.
The below tables provide detail related to financial instruments as of December 31, 2024 and December 31, 2023.

($ millions)	Note	2024
Cash and cash equivalents
Cash in current accounts		378
Cash held in time deposits and money market funds		1,298
Total cash and cash equivalents		1,676
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	282
Total financial assets - measured at FVOCI		282
Financial assets - measured at amortized cost
Trade receivables	13	1,736
Current portion of long-term receivables from customers(1)	14	117
Current portion of minimum lease payments from finance lease agreements(1)	14	23
Other receivables, security deposits and current assets(1)	14	124
Time deposits with original maturity greater than three months		153
Long-term note receivable and other financial assets	11	175
Long-term receivables from customers	11	121
Non-current minimum lease payments from finance lease agreements	11	28
Long-term loans, advances and security deposits	11	45
Total financial assets - measured at amortized cost		2,522
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Deferred compensation assets(2)	11	180
Current portion of long-term financial investments(1)	14	1
Derivative financial instruments(1)	14	12
Long-term financial investments	11	1
Total financial assets - mandatorily measured at FVPL		194
Total financial assets		4,674
Financial liabilities - measured at amortized cost or cost
Current financial liabilities
Financial debts	16	101
Lease liabilities	15	68
Trade payables		773
Total current financial liabilities - measured at amortized cost or cost		942
Non-current financial liabilities
Financial debts	16	4,538
Lease liabilities	15	429
Total non-current financial liabilities - measured at amortized cost or cost		4,967
Total financial liabilities - measured at amortized cost or cost		5,909
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	96
Derivative financial instruments	16	4
Total financial liabilities - measured at FVPL		100
Total financial liabilities		6,009
Net financial assets and financial liabilities		(1,335)
(1) Recorded in Other current assets.
(2) Recorded in Other non-current assets.

($ millions)	Note	2023
Cash and cash equivalents
Cash in current accounts		270
Cash held in time deposits and money market funds		824
Total cash and cash equivalents		1,094
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	147
Total financial assets - measured at FVOCI		147
Financial assets - measured at amortized cost
Trade receivables	13	1,770
Income tax receivables		34
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	14	306
Long-term note receivable and other financial assets	11	161
Long-term receivables from customers	11	126
Non-current minimum lease payments from finance lease agreements	11	38
Long-term loans, advances and security deposits	11	44
Total financial assets - measured at amortized cost		2,479
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Deferred compensation assets(1)	11	163
Current portion of long-term financial investments(2)	14	7
Derivative financial instruments(2)	14	2
Long-term financial investments	11	1
Total financial assets - mandatorily measured at FVPL		173
Total financial assets		3,893
Financial liabilities - measured at amortized cost or cost
Current financial liabilities
Financial debts	16	53
Lease liabilities	15	71
Trade payables		811
Total current financial liabilities - measured at amortized cost or cost		935
Non-current financial liabilities
Financial debts	16	4,676
Lease liabilities	15	335
Total non-current financial liabilities - measured at amortized cost or cost		5,011
Total financial liabilities - measured at amortized cost or cost		5,946
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	90
Derivative financial instruments	16	10
Total financial liabilities - measured at FVPL		100
Total financial liabilities		6,046
Net financial assets and financial liabilities		(2,153)
(1) Recorded in Other non-current assets.
(2) Recorded in Other current assets.

Disclosure of financial liabilities
The below tables provide detail related to financial instruments as of December 31, 2024 and December 31, 2023.

($ millions)	Note	2024
Cash and cash equivalents
Cash in current accounts		378
Cash held in time deposits and money market funds		1,298
Total cash and cash equivalents		1,676
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	282
Total financial assets - measured at FVOCI		282
Financial assets - measured at amortized cost
Trade receivables	13	1,736
Current portion of long-term receivables from customers(1)	14	117
Current portion of minimum lease payments from finance lease agreements(1)	14	23
Other receivables, security deposits and current assets(1)	14	124
Time deposits with original maturity greater than three months		153
Long-term note receivable and other financial assets	11	175
Long-term receivables from customers	11	121
Non-current minimum lease payments from finance lease agreements	11	28
Long-term loans, advances and security deposits	11	45
Total financial assets - measured at amortized cost		2,522
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Deferred compensation assets(2)	11	180
Current portion of long-term financial investments(1)	14	1
Derivative financial instruments(1)	14	12
Long-term financial investments	11	1
Total financial assets - mandatorily measured at FVPL		194
Total financial assets		4,674
Financial liabilities - measured at amortized cost or cost
Current financial liabilities
Financial debts	16	101
Lease liabilities	15	68
Trade payables		773
Total current financial liabilities - measured at amortized cost or cost		942
Non-current financial liabilities
Financial debts	16	4,538
Lease liabilities	15	429
Total non-current financial liabilities - measured at amortized cost or cost		4,967
Total financial liabilities - measured at amortized cost or cost		5,909
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	96
Derivative financial instruments	16	4
Total financial liabilities - measured at FVPL		100
Total financial liabilities		6,009
Net financial assets and financial liabilities		(1,335)
(1) Recorded in Other current assets.
(2) Recorded in Other non-current assets.

($ millions)	Note	2023
Cash and cash equivalents
Cash in current accounts		270
Cash held in time deposits and money market funds		824
Total cash and cash equivalents		1,094
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	11	147
Total financial assets - measured at FVOCI		147
Financial assets - measured at amortized cost
Trade receivables	13	1,770
Income tax receivables		34
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	14	306
Long-term note receivable and other financial assets	11	161
Long-term receivables from customers	11	126
Non-current minimum lease payments from finance lease agreements	11	38
Long-term loans, advances and security deposits	11	44
Total financial assets - measured at amortized cost		2,479
Financial assets - mandatorily measured at fair value through profit and loss ("FVPL")
Deferred compensation assets(1)	11	163
Current portion of long-term financial investments(2)	14	7
Derivative financial instruments(2)	14	2
Long-term financial investments	11	1
Total financial assets - mandatorily measured at FVPL		173
Total financial assets		3,893
Financial liabilities - measured at amortized cost or cost
Current financial liabilities
Financial debts	16	53
Lease liabilities	15	71
Trade payables		811
Total current financial liabilities - measured at amortized cost or cost		935
Non-current financial liabilities
Financial debts	16	4,676
Lease liabilities	15	335
Total non-current financial liabilities - measured at amortized cost or cost		5,011
Total financial liabilities - measured at amortized cost or cost		5,946
Financial liabilities - measured at FVPL
Contingent consideration liabilities	18	90
Derivative financial instruments	16	10
Total financial liabilities - measured at FVPL		100
Total financial liabilities		6,046
Net financial assets and financial liabilities		(2,153)
(1) Recorded in Other non-current assets.
(2) Recorded in Other current assets.

Disclosure of fair value measurement of assets
The below table summarizes financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and December 31, 2023.

	December 31, 2024				December 31, 2023
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	81	—	201	282	—	—	147	147
Long-term financial investments measured at FVPL	—	—	1	1	—	—	1	1
Deferred compensation assets	180	—	—	180	163	—	—	163
Non-current financial assets at fair value	261	—	202	463	163	—	148	311
Current financial assets
Money market funds	432	—	—	432	84	—	—	84
Current portion of long-term financial investments measured at FVPL	—	—	1	1	—	—	7	7
Derivative financial instruments	—	12	—	12	—	2	—	2
Current financial assets at fair value	432	12	1	445	84	2	7	93
Financial assets at fair value	693	12	203	908	247	2	155	404

Financial liabilities
Contingent consideration liabilities	—	—	(96)	(96)	—	—	(90)	(90)
Derivative financial instruments	—	(4)	—	(4)	—	(10)	—	(10)
Financial liabilities at fair value	—	(4)	(96)	(100)	—	(10)	(90)	(100)

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2024	2023	2024	2023
Balance as of January 1	147	88	8	20
Additions	116	67	—	13
Net gains/(losses) recognized in Consolidated Statement of Comprehensive Income	90	(2)	—	—
Net gains/(losses) recognized in Consolidated Income Statement	—	—	2	(5)
Amortization	—	—	(3)	(5)
Transfer to Other non-current assets	(132)	—	—	—
Settlements	(20)	(6)	(5)	(15)
Balance as of December 31	201	147	2	8

Disclosure of fair value measurement of liabilities
The below table summarizes financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2024 and December 31, 2023.

	December 31, 2024				December 31, 2023
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	81	—	201	282	—	—	147	147
Long-term financial investments measured at FVPL	—	—	1	1	—	—	1	1
Deferred compensation assets	180	—	—	180	163	—	—	163
Non-current financial assets at fair value	261	—	202	463	163	—	148	311
Current financial assets
Money market funds	432	—	—	432	84	—	—	84
Current portion of long-term financial investments measured at FVPL	—	—	1	1	—	—	7	7
Derivative financial instruments	—	12	—	12	—	2	—	2
Current financial assets at fair value	432	12	1	445	84	2	7	93
Financial assets at fair value	693	12	203	908	247	2	155	404

Financial liabilities
Contingent consideration liabilities	—	—	(96)	(96)	—	—	(90)	(90)
Derivative financial instruments	—	(4)	—	(4)	—	(10)	—	(10)
Financial liabilities at fair value	—	(4)	(96)	(100)	—	(10)	(90)	(100)

	Contingent consideration liabilities
($ millions)	2024	2023
Balance as of January 1	(90)	(98)
Additions	(6)	—
Accretion for passage of time	(7)	(9)
Adjustments for changes in assumptions	7	17
Balance as of December 31	(96)	(90)

Disclosure of net value of unsettled positions for derivative forward contracts and swaps
The below table summarizes the net value of unsettled positions for currency derivatives contracts including swaps, forwards and options as of December 31, 2024 and December 31, 2023.

($ millions)	December 31, 2024	December 31, 2023
Unrealized gains in Other current assets	12	2
Unrealized losses in Current financial debts	(4)	(10)
Net value of unsettled positions for derivatives contracts	8	(8)